UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Name and address of agent for service)

512-767-6700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2011 (Unaudited)
The Yacktman Fund

	Number of Shares	Value
COMMON STOCKS - 89.06%
Banks - 2.96%
The Bancorp, Inc. (a)	760,000	$5,441,600
U.S. Bancorp	6,500,000	153,010,000
		158,451,600
Beverages - 15.31%
Coca-Cola Co.	3,250,000	219,570,000
PepsiCo, Inc.	9,670,000	598,573,000
		818,143,000
Capital Markets - 1.85%
Bank of New York Mellon Corp.	3,900,000	72,501,000
Janus Capital Group, Inc.	4,370,000	26,220,000
		98,721,000
Commercial Services & Supplies - 1.62%
H&R Block, Inc.	6,500,000	86,515,000
Communications Equipment - 0.67%
Research In Motion Ltd (a)	1,750,000	35,525,000
Computers & Peripherals - 2.16%
Hewlett-Packard Co.	5,150,000	115,617,500
Consumer Finance - 0.20%
American Express Co.	235,000	10,551,500
Diversified Consumer Services - 1.52%
Apollo Group, Inc. (a)	2,050,000	81,200,500
Diversified Financial Services - 0.06%
Resource America, Inc., Class A	659,226	2,973,109
Electronic Equipment, Instruments & Components - 1.20%
Corning, Inc.	5,200,000	64,272,000
Food & Staples Retailing - 3.50%
Sysco Corp.	7,220,000	186,998,000
Food Products - 0.52%
Lancaster Colony Corp.	460,000	28,064,600
Health Care Equipment & Supplies - 6.38%
Becton Dickinson & Co.	750,000	54,990,000
C.R. Bard, Inc.	1,500,000	131,310,000
Covidien Plc	850,000	37,485,000
Medtronic, Inc.	400,000	13,296,000
Stryker Corp.	2,200,000	103,686,000
		340,767,000
Health Care Providers & Services - 2.13%
Patterson Companies, Inc.	2,050,000	58,691,500
UnitedHealth Group, Inc.	1,200,000	55,344,000
		114,035,500
Household Products - 7.91%
Clorox Co.	1,400,000	92,862,000
Colgate-Palmolive Co.	670,000	59,415,600
Procter & Gamble Co.	4,280,000	270,410,400
		422,688,000
Internet Retail - 0.69%
eBay, Inc. (a)	1,250,000	36,862,500
IT Services - 5.15%
Cisco Systems, Inc.	15,800,000	244,742,000
Total System Services, Inc.	1,800,000	30,474,000
		275,216,000
Media - 15.81%
Comcast Corp.	4,700,000	97,243,000
Liberty Media Holding Corp., Interactive-Series A (a)	2,900,000	42,833,000
News Corp., Class A	36,800,000	569,296,000
Viacom, Inc., Class B	3,500,000	135,590,000
		844,962,000
Oil, Gas & Consumable Fuels - 4.11%
ConocoPhillips	2,150,000	136,138,000
Exxon Mobil Corp.	1,150,000	83,524,500
		219,662,500
Personal Products - 1.10%
Avon Products, Inc.	3,000,000	58,800,000
Pharmaceuticals - 6.75%
Johnson & Johnson	3,500,000	222,985,000
Pfizer, Inc.	7,800,000	137,904,000
		360,889,000
Semiconductor & Semiconductor Equipment - 0.92%
Intel Corp.	2,300,000	49,059,000
Software - 4.89%
Microsoft Corp.	10,500,000	261,345,000
Specialty Retail - 1.65%
Wal-Mart Stores, Inc.	1,700,000	88,230,000
TOTAL COMMON STOCKS (Cost $4,596,479,707)		4,759,549,309

	Principal
	Amount
SHORT TERM INVESTMENTS - 10.96%
Commercial Paper - 1.22%
American Express Co.
0.007%, 10/03/2011	35,127,000	35,126,981
Nestle SA
0.104%, 10/17/2011	30,000,000	29,998,533
		65,125,514
Demand Note - 0.01%
U.S. Bancorp
0.00	441,242	441,242
U.S. Treasury Bills - 9.73%
U.S. Treasury Bill
0.042%, 10/06/2011	12,105,000	12,104,916
0.057%, 10/20/2011	12,034,000	12,033,619
0.039%, 11/10/2011	43,696,000	43,694,058
0.059%, 11/17/2011	8,183,000	8,182,359
0.020%, 11/25/2011	48,165,000	48,163,505
0.012%, 12/15/2011	44,980,000	44,978,876
0.012%, 12/22/2011	171,094,000	171,089,209
0.029%, 02/02/2012	82,183,000	82,174,782
0.032%, 02/09/2012	29,248,000	29,244,607
0.027%, 02/23/2012	33,442,000	33,438,355
0.052%, 03/29/2012	35,127,000	35,117,867
		520,222,153
TOTAL SHORT TERM INVESTMENTS (Cost $585,785,039)		585,788,909
Total Investments (Cost $5,182,264,746) - 100.02%		5,345,338,218
Liabilities in Excess of Other Assets - (0.02)%		(1,159,401
TOTAL NET ASSETS - 100.00%		$5,344,178,817

Percentages are stated as a percent of net assets.

(a) Non-Income Producing

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:
Cost of investments	$5,182,264,746
Gross unrealized appreciation	376,970,091
Gross unrealized depreciation	(213,896,619)
Net unrealized appreciation	$163,073,472

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011 :

THE YACKTMAN FUND
	Level 1	Level 2	Level 3	Total

Common Stock*	$4,759,549,309	$-	$-	$4,759,549,309

Short Term Investments*	-	585,788,909	-	585,788,909

Total Investments in Securities	$4,759,549,309	$585,788,909	$-	$5,345,338,218

*Please refer to the portfolio of investments to view securities by industry type.

The Funds did not invest in any Level 3 investments during the year. There were no significant transfers into or out of Level 1 or Level 2 during the year.
It is the Funds' policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.

Schedule of Investments
September 30, 2011 (Unaudited)
The Yacktman Focused Fund
	Number of Shares	Value
COMMON STOCKS - 88.70%
Auto Manufacturers - 0.69%
Toyota Industries Corporation - ADR (a)	800,000	23,256,000
Banks - 2.88%
The Bancorp, Inc. (a)	336,000	2,405,760
U.S. Bancorp	4,000,000	94,160,000
		96,565,760
Beverages - 15.59%
Coca-Cola Co.	1,960,000	132,417,600
PepsiCo, Inc.	6,300,000	389,970,000
		522,387,600
Capital Markets - 1.00%
Bank of New York Mellon Corp.	1,800,000	33,462,000
Commercial Services & Supplies - 1.51%
H&R Block, Inc.	3,800,000	50,578,000
Communications Equipment - 0.64%
Research In Motion Ltd (a)	1,050,000	21,315,000
Computers & Peripherals - 2.14%
Hewlett-Packard Co.	3,200,000	71,840,000
Diversified Consumer Services - 1.42%
Apollo Group, Inc. (a)	1,200,000	47,532,000
Diversified Financial Services - 0.03%
Resource America, Inc., Class A	215,000	969,650
Electronic Equipment, Instruments & Components - 1.22%
Corning, Inc.	3,300,000	40,788,000
Food & Staples Retailing - 3.56%
Sysco Corp.	4,600,000	119,140,000
Food Products - 0.39%
Lancaster Colony Corp.	216,500	13,208,665
Health Care Equipment & Supplies - 5.95%
Becton Dickinson & Co.	460,000	33,727,200
C.R. Bard, Inc.	915,000	80,099,100
Covidien Plc	500,000	22,050,000
Stryker Corp.	1,350,000	63,625,500
		199,501,800
Health Care Providers & Services - 0.90%
Patterson Companies, Inc.	200,000	5,726,000
UnitedHealth Group, Inc.	530,000	24,443,600
		30,169,600
Household Products - 12.01%
Clorox Co.	800,000	53,064,000
Colgate-Palmolive Co.	200,000	17,736,000
Procter & Gamble Co.	5,250,000	331,695,000
		402,495,000
IT Services - 4.94%
Cisco Systems, Inc.	9,600,000	148,704,000
Total System Services, Inc.	1,000,000	16,930,000
		165,634,000
Media - 15.34%
Comcast Corp.	2,300,000	47,587,000
Liberty Media Corp., Interactive-Series A (a)	840,000	12,406,800
News Corp., Class A	24,610,757	380,728,411
Viacom, Inc., Class B	1,900,000	73,606,000
		514,328,211
Oil, Gas & Consumable Fuels - 3.19%
ConocoPhillips	1,060,000	67,119,200
Exxon Mobil Corp.	550,000	39,946,500
		107,065,700
Personal Products - 1.14%
Avon Products, Inc.	1,950,000	38,220,000
Pharmaceuticals - 5.81%
Johnson & Johnson	1,500,000	95,565,000
Pfizer, Inc.	5,600,000	99,008,000
		194,573,000
Software - 6.80%
Microsoft Corp.	9,150,000	227,743,500
Specialty Retail - 1.55%
Wal-Mart Stores, Inc.	1,000,000	51,900,000
TOTAL COMMON STOCKS (Cost $2,902,978,041)		2,972,673,486

	Principal Amount
CORPORATE BONDS - 0.23%
Media - 0.23%
Liberty Media Corp.
8.250%, 02/01/2030	8,000,000	7,620,000
TOTAL CORPORATE BONDS (Cost $7,374,207)		7,620,000
SHORT TERM INVESTMENTS - 10.97%
Commercial Paper - 0.96%
American Express Co.
0.007%, 10/03/2011	12,075,000	12,074,994
Nestle SA
0.104%, 10/17/2011	20,000,000	19,999,022
		32,074,016
Demand Note - 0.01%
U.S. Bancorp
0.00	309,030	309,030
U.S. Treasury Bills - 10.00%
U.S. Treasury Bill
0.065%, 10/13/2011	10,837,000	10,836,747
0.076%, 10/20/2011	15,293,000	15,292,354
0.036%, 11/10/2011	26,062,000	26,060,925
0.010%, 11/25/2011	22,914,000	22,913,650
0.009%, 12/01/2011	25,875,000	25,874,586
0.012%, 12/15/2011	6,696,000	6,695,833
0.014%, 12/29/2011	24,050,000	24,049,158
0.012%, 01/05/2012	44,508,000	44,506,531
0.017%, 01/19/2012	22,941,000	22,939,807
0.029%, 02/02/2012	41,396,000	41,391,860
0.032%, 02/09/2012	21,832,000	21,829,468
0.027%, 02/23/2012	22,024,000	22,021,599
0.047%, 03/22/2012	50,736,000	50,724,534
		335,137,052
TOTAL SHORT TERM INVESTMENTS (Cost $367,536,403)		367,520,098
Total Investments (Cost $3,277,888,651) - 99.90%		3,347,813,584
Other Assets in Excess of Liabilities - 0.10%		3,309,007
TOTAL NET ASSETS - 100.00%		$3,351,122,591

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$3,277,888,651
Gross unrealized appreciation	184,727,695
Gross unrealized depreciation	(114,802,762)
Net unrealized appreciation	$69,924,933

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011 :

THE YACKTMAN FUND
	Level 1	Level 2	Level 3	Total

Common Stock*	$2,949,417,486	$23,256,000	$-	$2,972,673,486

Corporate Bonds*	-	7,620,000	-	7,620,000

Short Term Investments*	-	367,520,098	-	367,520,098

Total Investments in Securities	$2,949,417,486	$398,396,098	$-	$3,347,813,584

*Please refer to the portfolio of investments to view securities by industry type.

The Funds did not invest in any Level 3 investments during the year. There were no significant transfers into or out of Level 1 or Level 2 during the year.
It is the Funds' policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title) /s/Donald A. Yacktman
Donald A. Yacktman, President

Date 11/11/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Donald A. Yacktman
Donald A. Yacktman, President & Treasurer

Date 11/11/11

* Print the name and title of each signing officer under his or her signature.